Income taxes (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Uncertain tax provision accrued	$ 108
Unrecognized deferred tax assets	111,768		$ 102,838
Germany [member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset recognized	225,296	€ 203,833
United states [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	5,342
Unused tax losses for which no deferred tax asset recognized	5,342
RD investment tax credits [member]
IfrsStatementLineItems [Line Items]
Unused tax credits for which no deferred tax asset recognized	1,778
Domestic tax authority [member]
IfrsStatementLineItems [Line Items]
Accumulated non-capital losses	90,436
State and local jurisdiction [member]
IfrsStatementLineItems [Line Items]
Accumulated non-capital losses	$ 89,114